Vanguard Communication Services Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (13.4%)
	Alternative Carriers (2.6%)
	CenturyLink Inc.	1,567,762	15,411
*	GCI Liberty Inc. Class A	173,905	12,032
	Cogent Communications Holdings Inc.	132,279	10,122
*	Iridium Communications Inc.	371,805	8,552
*	Vonage Holdings Corp.	724,121	6,973
*	Bandwidth Inc. Class A	55,467	6,149
*	Anterix Inc.	35,027	1,877
*	ORBCOMM Inc.	236,615	648
*,^	Globalstar Inc.	5,472	2

	Integrated Telecommunication Services (10.8%)
	Verizon Communications Inc.	2,435,845	139,769
	AT&T Inc.	3,547,978	109,491
*	Cincinnati Bell Inc.	142,805	2,104
	ATN International Inc.	35,135	2,087
*	Consolidated Communications Holdings Inc.	225,820	1,368
			316,585
Entertainment (17.2%)
	Interactive Home Entertainment (5.5%)
	Activision Blizzard Inc.	716,755	51,592
*	Electronic Arts Inc.	307,928	37,838
*	Take-Two Interactive Software Inc.	154,781	21,077
*	Zynga Inc.	1,733,792	15,864
*	Glu Mobile Inc.	388,783	3,880

	Movies & Entertainment (11.7%)
	Walt Disney Co.	897,115	105,232
*	Netflix Inc.	227,741	95,590
*	Roku Inc.	126,822	13,888
*	Live Nation Entertainment Inc.	263,899	12,973
*	Liberty Media Corp -Liberty Formula One Class C	349,081	12,096
*	Madison Square Garden Sports C	48,796	8,326
	World Wrestling Entertainment Inc. Class A	144,920	6,706
	Cinemark Holdings Inc.	348,855	5,243
*	Madison Square Garden Entertainment Corp.	48,533	3,845
*	Liberty Media Corp -Liberty Formula One Class A	80,406	2,719
*	Liberty Media Corp-Liberty Braves Class C	107,421	2,358
*	Lions Gate Entertainment Corp. Class B	303,825	2,288
*	IMAX Corp.	163,684	2,064
*	Lions Gate Entertainment Corp. Class A	241,071	1,921
	Marcus Corp.	65,011	876
^	AMC Entertainment Holdings Inc.	164,657	845
*	Liberty Media Corp -Liberty Braves	24,911	563

*	Reading International Inc. Class A	48,025	168
			407,952
	Interactive Media & Services (45.5%)
*	Facebook Inc. Class A	1,754,938	395,019
*	Alphabet Inc. Class C	189,450	270,709
*	Alphabet Inc. Class A	184,046	263,834
*	Twitter Inc.	821,153	25,431
*	IAC/interactivecorp	88,778	24,003
*	Snap Inc.	1,040,044	19,698
*	Zillow Group Inc. Class C	297,912	17,276
*	Pinterest Inc. Class A	617,148	12,522
*,^	Match Group Inc.	137,698	12,261
*	Zillow Group Inc. Class A	165,366	9,585
*	Cargurus Inc.	259,595	6,744
	TripAdvisor Inc.	328,585	6,335
*	Yelp Inc.	225,402	4,900
*,^	ANGI Homeservices Inc. Class A	242,158	2,627
*	QuinStreet Inc.	146,013	1,480
*	Eventbrite Inc. Class A	153,142	1,320
*	Meet Group Inc.	212,240	1,312
*	Cars.com Inc.	209,632	1,293
*	EverQuote Inc. Class A	21,769	1,174
*	TrueCar Inc.	300,963	813
*	Liberty TripAdvisor Holdings Inc. Class A	226,439	538
			1,078,874
Media (20.6%)
	Advertising (1.6%)
	Omnicom Group Inc.	288,706	15,818
	Interpublic Group of Cos. Inc.	690,582	11,816
*	Cardlytics Inc.	72,576	4,942
*	TechTarget Inc.	75,052	2,063
	Clear Channel Outdoor Holdings Inc.	1,097,116	1,060
*	comScore Inc.	186,790	703
	National CineMedia Inc.	200,152	550
*	Boston Omaha Corp. Class A	33,178	541
	Emerald Holding Inc.	80,498	179

	Broadcasting (4.0%)
	ViacomCBS Inc. Class B	756,311	15,686
	Fox Corp. Class A	495,534	14,455
*	Discovery Communications Inc. Class C	590,216	11,562
	Fox Corp. Class B	363,639	10,465
	Nexstar Media Group Inc. Class A	116,200	9,681
*,^	Discovery Inc.	417,693	9,085
	TEGNA Inc.	646,230	7,574
*	Gray Television Inc.	279,169	3,892
	Sinclair Broadcast Group Inc. Class A	199,982	3,738
*	AMC Networks Inc. Class A	131,415	3,715
*	iHeartMedia Inc. Class A	183,132	1,593
	EW Scripps Co.	151,523	1,314
	Entercom Communications Corp. Class A	378,568	632
*	Hemisphere Media Group Inc.	53,979	529
	Entravision Communications Corp. Class A	179,526	269

	Cable & Satellite (13.4%)
	Comcast Corp. Class A	2,685,282	106,337

*	Charter Communications Inc. Class A		146,591	79,745
*	Liberty Broadband Corp. Class C		131,891	18,019
	Cable One Inc.		9,045	17,067
*	DISH Network Corp. Class A		421,631	13,345
*	Liberty Global plc Class C		622,497	12,842
*	Liberty Broadband Corp. Class A		94,417	12,717
*	Altice USA Inc. Class A		444,930	11,444
*	Liberty Media Corp -Liberty SiriusXM Class C		282,159	10,290
	Sirius XM Holdings Inc.		1,640,703	9,549
*	Liberty Media Corp -Liberty SiriusXM		250,915	9,158
*	Liberty Global plc Class A		416,483	8,846
*	Liberty Latin America Ltd. Class C		357,375	3,431
*	MSG Networks Inc.		131,562	1,629
*	Liberty Latin America Ltd. Class A		130,644	1,303
*	WideOpenWest Inc.		127,840	832
	Loral Space & Communications Inc.		36,969	696
*	Liberty Media Corp-Liberty SiriusXM Rights Exp. 06/05/2020		43,827	476

	Publishing (1.6%)
	New York Times Co. Class A		279,847	10,979
	News Corp. Class A		856,961	10,498
	John Wiley & Sons Inc. Class A		140,215	5,637
	News Corp. Class B		413,897	5,074
	Scholastic Corp.		93,039	2,735
	Meredith Corp.		126,305	1,887
	Gannett Co. Inc.		390,356	511
	Tribune Publishing Co.		39,575	376
				487,285
	Wireless Telecommunication Services (3.1%)
*	T-Mobile US Inc.		555,018	55,524
	Shenandoah Telecommunications Co.		148,402	7,807
	Telephone and Data Systems Inc.		303,756	6,224
*	Boingo Wireless Inc.		131,676	1,804
*	United States Cellular Corp.		41,690	1,313
*,^	Gogo Inc.		179,172	373
				73,045
Total Common Stocks (Cost $2,287,637)				2,363,741
		Coupon
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1,2 Vanguard Market Liquidity Fund (Cost
	$22,722)	0.307%	227,275	22,728
Total Investments (100.8%) (Cost $2,310,359)				2,386,469
Other Assets and Liabilities -Net (-0.8%)2				(17,538)
Net Assets (100%)				2,368,931
Cost is in $000s.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,435,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $18,569,000 was received for securities on loan.

Communication Services Index Fund

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Sirius XM Holdings Inc.	2/2/21	GSI	3,471	0.172	320	—

1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

Communication Services Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,363,741	—	—	2,363,741
Temporary Cash Investments	22,728	—	—	22,728
Total	2,386,469	—	—	2,386,469
Derivative Financial Instruments
Assets
Swap Contracts	—	320	—	320